DESCRIPTION OF BUSINESS AND GOING CONCERN (Details Narrative) - USD ($)		1 Months Ended	3 Months Ended	6 Months Ended		12 Months Ended
	Oct. 08, 2015	Oct. 14, 2015	May. 25, 2015	Aug. 31, 2015	Aug. 31, 2014	Feb. 28, 2015	Feb. 28, 2014
Description Of Business And Going Concern Details Narrative
Date of incorporation				Mar. 28, 2007	Mar. 28, 2007	Mar. 28, 2007
State of incorporation				Nevada	Nevada	Nevada
Common stock issued pursuant to agreement			387
Warrants issued			193,705
Value shares and warrants issued			$ 2,130,750
Proceeds from private placement			$ 2,112,750
Going Concern
Accumulated deficit				$ (21,059,927)		$ (18,723,149)	$ (10,727,675)
Net loss				$ (7,995,474)	$ (5,536,124)	$ (7,995,474)	$ (5,365,196)
Reverse split	On October 8, 2015, the Company effected a reverse split of its common stock with a ratio of one post split for every fifteen shares issued and outstanding	1-for-15